Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 INR (₨)
Summary of Significant Accounting Policies (Details) [Line Items]
Insurance Regulation (in Yuan Renminbi) | ¥		¥ 500,000
Allowances for uncollectible amounted receivable	$ 904,052		$ 6,888,710
Inventory reserve	12,116		130,516
Allowances for uncollectible amounted to suppliers	965,843		1,112,373
Impairment of long-lived assets disposed				$ 200,000
Impairment of fixed assets	4,300,000		2,300,000	700,000
Investment loss	142,673
Short term debts	1,645,000
Shipping and handling expenses	367,873		216,301	$ 194,492
Related grants			490,560
Deferred grants	$ 269,061
Value added tax percentage	13.00%	13.00%
Cash and cash equivalents	$ 52,727		$ 63,603
FDIC insurance limits	$ 1,403				₨ 100,000
Concentration risk, percentage	11.00%	11.00%	10.00%	10.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage			25.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage			20.00%
Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	53.00%	53.00%	43.00%	25.00%
Cash and Cash Equivalents [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Insurance Regulation (in Yuan Renminbi) | ¥		¥ 500,000
Cash and cash equivalents	$ 357,462		$ 969,817
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	15.00%	15.00%	10.00%
Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	47.00%	47.00%
REIT Zhengbei [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Long term investment in equity investee balance				$ 28,720
Ownership interest, percentage				40.00%
Litu Ruima [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest, percentage				28.75%
Shexian Ruibo [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Long term investment in equity investee balance	$ 2,758,228		$ 2,836,050
Ownership interest, percentage	41.67%	41.67%